Employee Benefit Plan, Description of Plan (Details) - EBP 31-1537655-010 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee Benefit Plan Participant Contribution Maximum Annual Compensation To Total Compensation Percentage	75.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Employer Contribution, Matching Percentage	117.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 500
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Forfeited Nonvested Account	$ 9,694	$ 88,941
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 0	$ 0
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%